CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Ordinary shares	Additional paid-in capital	Warrants	Accumulated deficit	Total
Balance at beginning of period at Dec. 31, 2015	$ 343	$ 120,621	$ 1,057	$ (61,944)	$ 60,077
Share-based compensation to employees and service providers				1,679	1,679
Issuance of ordinary shares, net of expenses	96	29,956			30,052
Exercise of warrants and options into ordinary shares	2	261			263
Comprehensive loss				(29,370)	(29,370)
Balance at end of period at Dec. 31, 2016	441	150,838	1,057	(89,635)	62,701
Share-based compensation to employees and service providers				2,235	2,235
Issuance of ordinary shares, net of expenses	119	22,097			22,216
Exercise of warrants and options into ordinary shares	15	3,442			3,457
Warrants expiration		1,057	$ (1,057)
Comprehensive loss				(45,544)	(45,544)
Balance at end of period at Dec. 31, 2017	575	177,434		(132,944)	45,065
Share-based compensation to employees and service providers				2,678	2,678
Issuance of ordinary shares, net of expenses	190	41,712			41,902
Exercise of warrants and options into ordinary shares	2	359			361
Comprehensive loss				(38,820)	(38,820)
Balance at end of period at Dec. 31, 2018	$ 767	$ 219,505		$ (169,086)	$ 51,186